Share-Based Compensation - Summary of Issued Share Based Awards (Detail) (USD $)										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Dec. 31, 2012 Management [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2012 Vested in January [Member] Director [Member]	Dec. 31, 2011 Vested in January [Member] Director [Member]	Dec. 31, 2010 Vested in January [Member] Director [Member]	Dec. 31, 2011 Vested in September [Member] Management [Member]	Dec. 31, 2010 Vested in September [Member] Management [Member]	Dec. 31, 2011 Vested in October [Member] Management [Member]	Dec. 31, 2010 Vested in October [Member] Management [Member]	Dec. 31, 2012 Granted in March [Member] Director [Member]	Dec. 31, 2011 Granted in March [Member] Director [Member]	Dec. 31, 2010 Granted in March [Member] Director [Member]	Dec. 31, 2012 Granted in March [Member] Management [Member]	Dec. 31, 2011 Granted in March [Member] Management [Member]	Dec. 31, 2011 Granted In September [Member] Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, Number of Units										(17,886)	(58,511)	(150,273)	(206,250)	(210,000)	(68,750)	(90,000)
Granted, Number of Units																	32,070	17,886	58,511	75,000	15,000	150,000
Un-Vested, Number of Units Balance	257,070	32,070	17,886	58,511	150,273	225,000	150,000	260,000	560,000
Vested ,Weighted Average Fair Value on Grant date										$ 6.15	$ 1.88	$ 1.83	$ 4.84	$ 4.93	$ 4.84	$ 4.93
Granted ,Weighted Average Fair Value on Grant date																	$ 3.43	$ 6.15	$ 1.88	$ 3.43	$ 6.15	$ 3.07
Un-Vested ,Weighted Average Fair Value on Grant date		$ 3.22	$ 3.40	$ 4.23	$ 4.21	$ 3.22	$ 3.40	$ 4.23	$ 4.21
Actual Fair Value on Vesting date										$ 1.75	$ 5.04	$ 1.46	$ 2.35	$ 2.67	$ 1.96	$ 2.65